Revenue from Service Contracts	12 Months Ended
Dec. 31, 2025
Revenue From Service Contracts [Abstract]
Revenue from Service Contracts	Revenue from Service Contracts
The Company provides investment management services, transaction processing and administrative services, and distribution and related services to proprietary and third-party investment funds, retirement plans, group benefit plans, institutional investors and other arrangements. The Company also provides real estate management services to tenants of its investment properties.
The Company’s service contracts generally impose single performance obligations, each consisting of a series of similar related services for each customer.
The Company’s performance obligations within service arrangements are generally satisfied over time as the customer simultaneously receives and consumes the benefits of the services rendered, measured using an output method. Fees typically include variable consideration and the related revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved.
Asset-based fees vary with the asset values of accounts under management, subject to market conditions and investor behaviours beyond the Company’s control. Transaction processing and administrative fees vary with activity volumes, also beyond the Company’s control. Some fees, including distribution fees, are based on account balances and transaction volumes.
Fees related to account balances and transaction volumes are measured daily. Real estate management service fees include fixed portions plus recovery of variable costs of services rendered to tenants. Fees related to services provided are generally recognized as services are rendered, which is when it becomes highly probable that no significant reversal of cumulative revenue recognized will occur. The Company has determined that its service contracts have no significant financing components because fees are collected monthly. The Company has no significant contract assets or contract liabilities.
The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2025	Global WAM	Asia, Canada, U.S., and Corporate and Other	Total
Investment management and other related fees	$3,940	$(442)	$3,498
Transaction processing, administration and service fees	3,166	302	3,468
Distribution fees and other	906	59	965
Total included in other revenue	8,012	(81)	7,931
Revenue from non-service lines	8	190	198
Total other revenue	$8,020	$109	$8,129
Real estate management services included in net investment income	$-	$276	$276

For the year ended December 31, 2024	Global WAM	Asia, Canada, U.S., and Corporate and Other	Total
Investment management and other related fees	$3,612	$(489)	$3,123
Transaction processing, administration and service fees	2,908	298	3,206
Distribution fees and other	918	46	964
Total included in other revenue	7,438	(145)	7,293
Revenue from non-service lines	1	294	295
Total other revenue	$7,439	$149	$7,588
Real estate management services included in net investment income	$-	$317	$317